Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (84,237)	$ (89,722)	$ (166,873)	$ (134,815)
Other comprehensive income, net of tax effects:
Foreign currency translation adjustment	1,164	40	1,576	2,801
Unrealized loss on marketable securities	(401)	0	(258)	0
Total other comprehensive gain	763	40	1,318	2,801
Comprehensive loss	$ (83,474)	$ (89,682)	$ (165,555)	$ (132,014)